Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Schedule of Operating Leases [Line Items]
2013	$ 516
2014	556
2015	542
2016	513
2017	486
Thereafter	1,801
Total minimum lease payments	$ 4,414